SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation			Principles of Consolidation All intercompany transactions and balances have been eliminated in consolidation.
Business Combinations

Business Combinations

We apply the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 805”), “Business Combinations”, in the accounting for acquisitions. It requires us to recognize separately from goodwill the assets acquired and the liabilities assumed, at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair values of the assets acquired and the liabilities assumed. Significant estimates and assumptions are required to value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable. These estimates are preliminary and typically include the calculation of an appropriate discount rate and projection of the cash flows associated with each acquired asset over its estimated useful life. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. In addition, deferred tax assets, deferred tax liabilities, uncertain tax positions and tax related valuation allowances assumed in connection with a business combination are initially estimated as of the acquisition date. We reevaluate these items quarterly based upon facts and circumstances that existed as of the acquisition date and any adjustments to its preliminary estimates are recorded to goodwill if identified within the measurement period. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.

Acquisition-related Costs

Acquisition-related Costs

We recognize a liability for acquisition-related costs when the liability is incurred. Acquisition-related costs include financial advisory, legal and debt fees; accounting, consulting, and professional fees associated with due diligence, valuation and integration; severance; and other related costs and adjustments.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash and all balances on deposit in banks and financial institutions. We consider all highly liquid investments with maturities of three months or less at the time of purchase to be cash and cash equivalents. Such balances generally exceed the federal insurance limits. However, we periodically evaluate the creditworthiness of these institutions to minimize risk.

ATM Funding Agreements

ATM Funding Agreements

We obtain all of the cash required to operate our ATMs through various ATM Funding Agreements. Some gaming establishments provide the cash utilized within the ATM (“Site‑Funded”). The Site‑Funded receivables generated for the amount of cash dispensed from transactions performed at our ATMs are owned by us and we are liable to the gaming establishment for the face amount of the cash dispensed. In the consolidated balance sheets, the amount of the receivable for transactions processed on these ATM transactions is included within settlement receivables and the amount due to the gaming establishment for the face amount of dispensing transactions is included within settlement liabilities.

For the Non‑Site‑Funded locations, our Contract Cash Solutions Agreement with Wells Fargo allows us to use funds owned by Wells Fargo to provide the currency needed for normal operating requirements for our ATMs. For the use of these funds, we pay Wells Fargo a cash usage fee on the average daily balance of funds utilized multiplied by a contractually defined cash usage rate. Under this agreement, all currency supplied by Wells Fargo remains the sole property of Wells Fargo at all times until it is dispensed, at which time Wells Fargo obtains an interest in the corresponding settlement receivable. As the cash is never an asset of ours, supplied cash is not reflected on our balance sheet. We are charged a cash usage fee for the cash used in these ATMs, which is included as interest expense in the consolidated statements of income and comprehensive income. We recognize the fees as interest expense due to the similar operational characteristics to a revolving line of credit, the fact that the fees are calculated on a financial index and the fees are paid for access to a capital resource.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

We maintain an allowance for doubtful accounts related to our trade and other receivables and notes receivable that have been deemed to have a high risk of uncollectibility. Management reviews its accounts and notes receivable on a quarterly basis to determine if any receivables will potentially be uncollectible. Management analyzes historical collection trends and changes in our customer payment patterns, customer concentration, and creditworthiness when evaluating the adequacy of our allowance for doubtful accounts. In our overall allowance for doubtful accounts we include any receivable balances for which uncertainty exists as to whether the account balance has become uncollectible. Based on the information available, management believes the allowance for doubtful accounts is adequate; however, actual write-offs may exceed the recorded allowance.

Settlement Receivables and Settlement Liabilities

Settlement Receivables and Settlement Liabilities

In the credit card cash access and POS debit card cash access transactions provided by us, the gaming establishment is reimbursed for the cash disbursed to gaming patrons through the issuance of a negotiable instrument or through electronic settlement. We receive reimbursement from the patron’s credit or debit card issuer for the transaction in an amount equal to the amount owing to the gaming establishment plus the fee charged to the patron. This reimbursement is included within the settlement receivables on the consolidated balance sheets. The amounts owed to gaming establishments are included within settlement liabilities on the consolidated balance sheets.

Warranty Receivables

Warranty Receivables

If a gaming establishment chooses to have a check warranted, it sends a request to our third party check warranty service provider, asking whether it would be willing to accept the risk of cashing the check. If the check warranty provider accepts the risk and warrants the check, the gaming establishment negotiates the patron’s check by providing cash for the face amount of the check. If the check is dishonored by the patron’s bank upon presentment, the gaming establishment invokes the warranty, and the check warranty service provider purchases the check from the gaming establishment for the full check amount and then pursues collection activities on its own. In our Central Credit Check Warranty product under our agreement with the third party service provider, we receive all of the check warranty revenue. We are exposed to risk for the losses associated with any warranted items that cannot be collected from patrons issuing the items. Warranty receivables are defined as any amounts paid by the third party check warranty service provider to gaming establishments to purchase dishonored checks. Additionally, we pay a fee to the third party check warranty service provider for its services.

The warranty receivables amount is recorded in other receivables, net on our consolidated balance sheets. On a monthly basis, the Company evaluates the collectability of the outstanding balances and establishes a reserve for the face amount of the expected losses on these receivables. The warranty expense associated with this reserve is included within cost of revenues (exclusive of depreciation and amortization) on our consolidated statements of income and comprehensive income.

Inventory

Inventory

We currently maintain separate inventories for our Payments and Games products.  Our Payments related inventory primarily consists of parts as well as finished goods and work-in-progress and is stated at the lower of cost or market accounted for using the average cost method. Our Games related inventory primarily consists of component parts, completed player terminals and back-office computer equipment and is stated at fair value as a result of the Merger. However, our games segment historically accounted for inventory at lower of cost (first in, first out) or market.  The cost of inventory includes cost of materials, labor, overhead and freight.

Property, Equipment and Leased Assets

Property, Equipment and Leased Assets

Property, equipment and leased gaming equipment are stated at cost, less accumulated depreciation, computed using the straight-line method over the lesser of the estimated life of the related assets, generally three to five years, or the related lease term.  Player terminals and related components and equipment are included in our rental pool.  The rental pool can be further delineated as “rental pool – deployed,” which consists of assets deployed at customer sites under participation arrangements, and “rental pool – undeployed,” which consists of assets held by us that are available for customer use. Rental pool – undeployed consists of both new units awaiting deployment to a customer site and previously deployed units currently back with us to be refurbished awaiting re-deployment.  Routine maintenance of property, equipment and leased gaming equipment is expensed in the period incurred, while major component upgrades are capitalized and depreciated over the estimated remaining useful life of the component. Sales and retirements of depreciable property are recorded by removing the related cost and accumulated depreciation from the accounts. Gains or losses on sales and retirements of property are reflected in our consolidated statements of income and comprehensive income.

Property, equipment and leased gaming equipment are reviewed for impairment whenever events or circumstances indicate that their carrying amounts may not be recoverable. Impairment is indicated when undiscounted future cash flows do not exceed the asset’s carrying value. There was no material impairment for any of our property, equipment, or leasehold improvements for the years ended December 31, 2014, 2013 and 2012.

Development and Placement Fee Agreements

Development and Placement Fee Agreements

We enter into development and placement fee agreements to provide financing for new gaming facilities or for the expansion of existing facilities. All or a portion of the funds provided under development agreements are reimbursed to us, while funds provided under placement fee agreements are not reimbursed. In return, the facility dedicates a percentage of its floor space to placement of our player terminals, and we receive a fixed percentage of those player terminals' hold per day over the term of the agreement which is generally for 12 to 83 months. Certain of the agreements contain player terminal performance standards that could allow the facility to reduce a portion of our guaranteed floor space. In addition, certain development agreements allow the facilities to buy out floor space after advances that are subject to repayment have been repaid. The agreements typically provide for a portion of the amounts retained by the gaming facility for their share of the operating profits of the facility to be used to repay some or all of the advances recorded as notes receivable.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the identifiable tangible and intangible assets acquired plus liabilities assumed arising from business combinations. We test for impairment annually on a reporting unit basis, at the beginning of our fourth fiscal quarter, or more often under certain circumstances. The annual impairment test is completed using either: a qualitative Step 0 assessment based on reviewing relevant events and circumstances; or a quantitative Step 1 assessment, which determines the fair value of the reporting unit, using an income approach that discounts future cash flows based on the estimated future results of our reporting units and a market approach that compares market multiples of comparable companies to determine whether or not any impairment exists. If the fair value of a reporting unit is less than its carrying amount, we use the Step 2 assessment to determine the impairment.  Our reporting units are identified as operating segments or one level below an operating segment. Reporting units must: (a) engage in business activities from which they earn revenues and incur expenses; (b) have operating results that are regularly reviewed by our chief operating decision maker to ascertain the resources to be allocated to the segment and assess its performance; and (c) have discrete financial information available. As of December 31, 2014, our reporting units included: Cash Advance, ATM, Check Services, Games, Fully Integrated Kiosk Sales and Services, Central Credit, and Anti-Money Laundering and Tax Compliance Software. Our goodwill was not impaired for the years ended December 31, 2014, 2013 and 2012.

Other Intangible Assets

Other Intangible Assets

Other intangible assets consist primarily of: (a) customer contracts (rights to provide Payments and Games services to gaming establishment customers), developed technology, trade names and trademarks and contract rights acquired through business combinations; (b) capitalized software development costs; and (c) the acquisition cost of our patent related to the 3-in-1 rollover technology acquired in 2005. Customer contracts require us to make renewal assumptions, which impact the estimated useful lives of such assets. Capitalized software development costs require us to make certain judgments as to the stages of development and costs eligible for capitalization. Capitalized software costs placed in service are amortized over their useful lives, generally not to exceed five years. The acquisition cost of the 3-in-1 Rollover patent is being amortized over the term of the patent, which expires in 2018. We review intangible assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Such events or circumstances include, but are not limited to, a significant decrease in the fair value of the underlying business or market price of the asset, a significant adverse change in legal factors or business climate that could affect the value of an asset, or a current period operating or cash flow loss combined with a history of operating or cash flow losses. We group intangible assets for impairment analysis at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Recoverability of intangible assets is measured by a comparison of the carrying amount of the asset to future, net cash flows expected to be generated by the asset, undiscounted and without interest. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. For the year ended December 31, 2014, we recognized $3.1 million of impairment on our other intangible assets. There was no impairment for any of our other intangible assets for the years ended December 31, 2013 and 2012.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs incurred in connection with long-term borrowings are capitalized and amortized to interest expense based upon the related debt agreements using the straight-line method, which approximates the effective interest method. Debt issuance costs are included in other assets on the consolidated balance sheets.

Original Issue Discounts

Original Issue Discounts

Original issue discounts incurred in connection with long-term borrowings are capitalized and amortized to interest expense based upon the related debt agreements using the straight-line method, which approximates the effective interest method. These amounts are recorded as contra-liabilities and included in long-term debt on the consolidated balance sheets.

Deferred Revenue

Deferred Revenue

Deferred revenue represents amounts from the sale of fully integrated kiosks and related service contracts, anti-money laundering and tax compliance software, and gaming equipment and systems that have been billed, or for which notes receivable have been executed, but which transaction has not met our revenue recognition criteria. The cost of the fully integrated kiosks and related service contracts, anti-money laundering and tax compliance software, and gaming equipment and systems is deferred and recorded at the time revenue is recognized. Amounts are classified between current and long-term liabilities, based upon the expected period in which the revenue will be recognized.

Revenue Recognition

Revenue Recognition

Overall

We recognize revenue when evidence of an arrangement exists, services have been rendered or goods have been delivered, the price is fixed or determinable and collectability is reasonably assured. We evaluate our revenue streams for proper timing of revenue recognition.

Payments Revenues

Cash advance revenues are comprised of transaction fees assessed to gaming patrons in connection with credit card cash access and POS debit card transactions and are recognized at the time the transactions are authorized. Such fees are based on a combination of a fixed amount plus a percentage of the face amount of the credit card cash access or POS debit card transaction amount.

ATM revenues are comprised of transaction fees in the form of cardholder surcharges assessed to gaming patrons in connection with ATM cash withdrawals at the time the transactions are authorized and reverse interchange fees paid to us by the patrons’ issuing banks. Cardholder surcharges are recognized as revenue when a transaction is initiated and reverse interchange is recognized as revenue on a monthly basis based on the total transactions occurring during the month. The cardholder surcharges assessed to gaming patrons in connection with ATM cash withdrawals are currently a fixed dollar amount and not a percentage of the transaction amount.

Check services revenues are principally comprised of check warranty revenues and are generally based upon a percentage of the face amount of checks warranted. These fees are paid to us by gaming establishments.

Other revenues include amounts derived from the sale of cash access devices, such as the provision of certain professional services, software licensing, and certain other ancillary fees associated with the sale, installation and maintenance of those devices. In addition, other revenues consist of Central Credit revenues that are based upon either a flat monthly unlimited usage fee or a variable fee structure driven by the volume of patron credit histories generated. Also included in other revenues are revenues generated from ancillary marketing, database and Internet gaming activities.

Games Revenues

Games revenue are primarily generated by our gaming operations under development, placement, and participation arrangements in which we provides our customers with player terminals, player terminal-content licenses and back-office equipment, collectively referred to herein as leased gaming equipment. Under these arrangements, we retain ownership of the leased gaming equipment installed at customer facilities, and we receive revenue based on a percentage of the net win per day generated by the leased gaming equipment or a fixed daily fee based on the number of player terminals installed at the facility. Revenue from lease participation or daily fee arrangements are considered both realizable and earned at the end of each gaming day.

Games revenues generated by player terminals deployed at sites under development or placement fee agreements is reduced by the accretion of contract rights acquired as part of those agreements. Contract rights are amounts allocated to intangible assets for dedicated floor space resulting from such agreements, described under “Development and Placement Fee Agreements.” The related amortization expense, or accretion of contract rights, is netted against our respective revenue category in the consolidated statements of operations and other comprehensive income.

We also generate games revenues from back-office fees with certain customers. Back-office fees cover the service and maintenance costs for back-office servers installed in each gaming facility to run our gaming equipment, as well as the cost of related software updates. Back-office fees are considered both realizable and earned at the end of each gaming day.

Equipment and Systems Revenues

We sell gaming equipment, fully integrated kiosks and gaming systems directly to our customers under independent sales contracts through normal credit terms, or may grant extended credit terms under contracts secured by the related equipment.

For sales arrangements with multiple deliverables, we apply the guidance from ASU No. 2009-13, “Revenue Recognition (Topic 605), Multiple-Deliverable Revenue Arrangements.”  In addition, we apply the guidance from ASU No. 2009-14, “Software (Topic 985), Certain Revenue Arrangements that Include Software Elements,” which affects vendors that sell or lease tangible products in an arrangement that contains software that is more than incidental to the tangible product as a whole and clarifies what guidance should be used in allocating and measuring revenue.

The majority of our multiple element sales contracts are for some combination of gaming equipment, player terminals, content, system software, license fees, ancillary equipment and maintenance.

Revenue related to systems arrangements that contain both software and non-software deliverables requires allocation of the arrangement fee to the separate deliverables using the relative selling price method. Revenue for software deliverables is recognized under software revenue recognition guidance. Revenue resulting from the sale of non-software deliverables, such as gaming devices and other hardware, are accounted for based on other applicable revenue recognition guidance as the devices are tangible products containing both software and non-software components that function together to deliver the product's essential functionality.

In allocating the arrangement fees to separate deliverables, we evaluate whether we have vendor-specific objective evidence (“VSOE”) of selling price, third party evidence (“TPE”) or estimate of selling price (“ESP”) for gaming devices, maintenance and product support fees and other revenue sources. We generally use ESP to determine the selling price used in the allocation of separate deliverables, as VSOE and TPE are generally not available. We determine the ESP on separate deliverables by estimating a margin typically received on such items and applying that margin to the product cost incurred.

Generally, player terminal sales include ancillary equipment, such as networking gear, bases, chairs, and occasionally signage, some of which may be necessary for the full functionality of the player terminals in a casino. This ancillary equipment comprises an install kit that is shipped simultaneously with the player terminals. Although our products are analyzed as multiple deliverable arrangements, revenue for the player terminal and ancillary equipment is not recognized until all elements essential for the functionality of the product have been shipped or delivered. This includes game theme software and essential ancillary equipment. If elements that are not essential to the functionality of the player terminals are shipped after the unit, such as signage, chairs, or bases, these items would be classified as deferred revenue until shipped or delivered.

Cost of Revenues (exclusive of depreciation and amortization)

Cost of Revenues (exclusive of depreciation and amortization)

The cost of revenues (exclusive of depreciation and amortization) represents the direct costs required to perform revenue generating transactions. The principal costs included within cost of revenues (exclusive of depreciation and amortization) are field service and network operations personnel, those direct costs related to the inventory sold for electronic gaming machines (“EGMs”), fully integrated kiosks and system sales, commissions paid to gaming establishments, interchange fees paid to credit and debit card networks and transaction processing fees to our transaction processor.

Cost of Revenues (exclusive of depreciation and amortization)

The cost of revenues (exclusive of depreciation and amortization) represents the direct costs required to perform revenue generating transactions. The principal costs included within cost of revenues (exclusive of depreciation and amortization) are field service and network operations personnel, those direct costs related to the inventory sold for electronic gaming machines (“EGMs”), fully integrated kiosks and system sales, commissions paid to gaming establishments, interchange fees paid to credit and debit card networks and transaction processing fees to our transaction processor.

Cost of Revenues (exclusive of depreciation and amortization)

The cost of revenues (exclusive of depreciation and amortization) represents the direct costs required to perform revenue generating transactions. The principal costs included within cost of revenues (exclusive of depreciation and amortization) are commissions paid to gaming establishments, interchange fees paid to credit and debit card networks, transaction processing fees to our transaction processor, inventory and related costs associated with the sale of our fully integrated kiosks, electronic gaming machines and system sales, check cashing warranties, field service and network operations personnel.

Advertising, Marketing and Promotional Costs

Advertising, Marketing and Promotional Costs

We expense advertising, marketing and promotional costs as incurred. Total advertising, marketing and promotional costs, included in operating expenses in the Condensed Consolidated Statements of Income and Comprehensive Income, were $0.3 million and $0.2 million for the three months ended March 31, 2015 and 2014, respectively.

Advertising, Marketing and Promotional Costs

We expense advertising, marketing and promotional costs as incurred. Total advertising, marketing and promotional costs, included in operating expenses in the Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income, were $0.5 million and $0.8 million and $0.2 million and $0.4 million for the three and six months ended June 30, 2015 and 2014, respectively.

Advertising, Marketing and Promotional Costs

We expense advertising, marketing and promotional costs as incurred. Total advertising, marketing and promotional costs, included in operating expenses in the consolidated statements of income and comprehensive income, were $1.1 million, $0.7 million and $0.7 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Research and Development Costs

Research and Development Costs

We conduct research and development activities primarily to develop and enhance our Games and Payments platforms, as well as game content and features. We believe our ability to deliver differentiated, appealing products and services to the marketplace is based in part on our research and development investments, and we expect to continue to make such investments in the future. These research and development costs consist primarily of salaries and benefits, consulting fees, and game lab testing fees. Once the technological feasibility of a project has been established, it is transferred from research to development, and capitalization of development costs continues until the product is available for general release.

Research and Development Costs

We conduct research and development activities primarily to develop and enhance our Games and Payments platforms, as well as game content and features. We believe our ability to deliver differentiated, appealing products and services to the marketplace is based in part on our research and development investments, and we expect to continue to make such investments in the future. These research and development costs consist primarily of salaries and benefits, consulting fees, and game lab testing fees. Once the technological feasibility of a project has been established, it is transferred from research to development, and capitalization of development costs continues until the product is available for general release.

Research and Development Costs

We conduct research and development activities primarily to develop new gaming systems, gaming engines, casino data management systems, casino central monitoring systems, video lottery outcome determination systems, gaming platforms, and gaming content and to add enhancements to our existing product lines. We believe our ability to deliver differentiated, appealing products and services to the marketplace is based in our research and development investments, and we expect to continue to make such investments in the future. These research and development costs consist primarily of salaries and benefits, consulting fees, game lab testing fees, and an allocation of corporate facilities costs related to these activities. Once the technological feasibility of a project has been established, it is transferred from research to development, and capitalization of development costs begins until the product is available for general release.

Research and development costs were $0.8 million for the year ended December 31, 2014.  As research and development costs relate to our Games segment which was acquired in 2014, there were no material research and development costs for the years ended December 31, 2013 and 2012.

Income Taxes

Income Taxes

Income tax expense includes U.S. and international income taxes, plus the provision for U.S. taxes on undistributed earnings of international subsidiaries not deemed to be permanently invested. Since it is management’s practice and intent to reinvest the earnings in the international operations of our foreign subsidiaries, U.S. federal income taxes have not been provided on the undistributed earnings of any foreign subsidiaries except for GCA Macau. Some items of income and expense are not reported in tax returns and the consolidated financial statements in the same year. The tax effect of such temporary differences is reported as deferred income taxes.

Employee Benefits Plan

Employee Benefits Plan

We have a retirement savings plan (the “401(k) Plan”) under Section 401(k) of the Internal Revenue Code covering our employees. The 401(k) Plan allows employees to defer up to the lesser of the Internal Revenue Code prescribed maximum amount or 100% of their income on a pre-tax basis through contributions to the plan. As a benefit to employees, we match a percentage of these employee contributions. Expenses related to the matching portion of the contributions to the 401(k) Plan were $0.5 million, $0.5 million and $0.3 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Fair Values of Financial Instruments

Fair Values of Financial Instruments

The fair value of a financial instrument represents the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Fair value estimates are made at a specific point in time, based upon relevant market information about the financial instrument.

In determining fair value, we use a hierarchy that includes three levels which are based on the extent to which inputs used in measuring fair value are observable in the market. Level 1 indicates that the fair value is determined by using quoted prices in active markets for identical investments. Level 2 indicates that the fair value is determined using observable pricing inputs other than quoted prices in active markets such as models or other valuation methodologies. Level 3 indicates that the fair value is determined using pricing inputs that are unobservable for the investment and include situations where there is little, if any, market activity for the investment. Significant management estimates and judgment are used in the determination of the fair value of level 3 pricing inputs.

The carrying amount of cash and cash equivalents, settlement receivables, trade receivables, other receivables, settlement liabilities, accounts payable and accrued expenses approximates fair value due to the short-term maturities of these instruments. The fair value of our borrowings are estimated based on various inputs to determine a market price, such as: market demand and supply, size of tranche, maturity and similar instruments trading in more active markets.

The following table presents the fair value and carrying value of our long-term debt as of March 31, 2015 (amounts in thousands):

	Level of Hierarchy	Fair Value	Carrying Amount

Term loan	1	$497,500	$497,500
Senior secured notes	3	$340,025	$335,000
Senior unsecured notes	3	$326,375	$350,000

The senior secured and senior unsecured notes were both fair valued using a Level 3 input by evaluating the trading activities of similar debt instruments as there was no market activity as of March 31, 2015.

At December 31, 2014, the fair value of our long-term debt was considered to approximate the carrying amount as our acquisition of Multimedia occurred on December 19, 2014, for which our long-term debt was incurred.

Fair Values of Financial Instruments

The fair value of a financial instrument represents the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Fair value estimates are made at a specific point in time, based upon relevant market information about the financial instrument.

In determining fair value, we use a hierarchy that includes three levels which are based on the extent to which inputs used in measuring fair value are observable in the market. Level 1 indicates that the fair value is determined by using quoted prices in active markets for identical investments. Level 2 indicates that the fair value is determined using observable pricing inputs other than quoted prices in active markets such as models or other valuation methodologies. Level 3 indicates that the fair value is determined using pricing inputs that are unobservable for the investment and include situations where there is little, if any, market activity for the investment. Significant management estimates and judgment are used in the determination of the fair value of level 3 pricing inputs.

The carrying amount of cash and cash equivalents, settlement receivables, trade receivables, other receivables, settlement liabilities, accounts payable and accrued expenses approximates fair value due to the short-term maturities of these instruments. The fair value of our borrowings are estimated based on various inputs to determine a market price, such as: market demand and supply, size of tranche, maturity and similar instruments trading in more active markets.

The following table presents the fair value and carrying value of our long-term debt as of June 30, 2015 (amounts in thousands):

	Level of		Carrying
	Hierarchy	Fair Value	Value
Term loan	1	$498,713	$495,000
Senior secured notes	3	$345,888	$335,000
Senior unsecured notes	1	$336,000	$350,000

The senior secured notes were fair valued using a Level 3 input by evaluating the trading activities of similar debt instruments as there was no market activity as of June 30, 2015.  The senior unsecured notes were syndicated in April 2015 and transitioned from level 3 to level 1 on the fair value hierarchy as of June 30, 2015.

At December 31, 2014, the fair value of our long-term debt was considered to approximate the carrying amount as our acquisition of Multimedia occurred on December 19, 2014, for which our long-term debt was incurred.

Fair Values of Financial Instruments

The fair value of a financial instrument represents the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Fair value estimates are made at a specific point in time, based upon relevant market information about the financial instrument.

In determining fair value, we use a hierarchy that includes three levels which are based on the extent to which inputs used in measuring fair value are observable in the market. Level 1 indicates that the fair value is determined by using quoted prices in the active markets for identical investments. Level 2 indicates that the fair value is determined using pricing inputs other than quoted prices in active markets such as models or other valuation methodologies. Level 3 indicates that the fair value is determined using pricing inputs that are unobservable for the investment and include situations where there is little, if any, market activity for the investment. Significant management estimates and judgment are used in the determination of the fair value of level 3 pricing inputs.

The carrying amount of cash and cash equivalents, settlement receivables, trade receivables, other receivables, settlement liabilities, accounts payable and accrued expenses approximates fair value due to the short-term maturities of these instruments. The fair value of our borrowings are estimated based on various inputs to determine a market price, such as: market demand and supply, size of tranche, maturity and similar instruments trading in more active markets.

As of December 31, 2014, the fair value of our long-term debt was considered to approximate the carrying amount of each instrument since the Merger occurred on December 19, 2014. As of December 31, 2013, the fair value of our Prior Credit Facility was approximately $104.0 million as compared to a carrying amount of $103.0 million using a Level 2 input.

Foreign Currency Translation

Foreign Currency Translation

Foreign currency denominated assets and liabilities for those foreign entities for which the local currency is the functional currency are translated into U.S. dollars based on exchange rates prevailing at the end of each year. Revenues and expenses are translated at average exchange rates during the year. The effects of foreign exchange gains and losses arising from these translations are included as a component of other comprehensive income on the consolidated statements of income and comprehensive income. Translation adjustments on intercompany balances of a long-term investment nature are recorded as a component of accumulated other comprehensive income on our consolidated balance sheets.

Use of Estimates

Use of Estimates

We have made estimates and judgments affecting the amounts reported in these financial statements and the accompanying notes. The actual results may differ from these estimates. These accounting estimates incorporated into the consolidated financial statements include, but are not limited to:

•	the estimates and assumptions related to the preparation of the unaudited pro forma financial information contained herein;
•

the estimates and assumptions related to the preliminary purchase price allocation based on the estimated fair values of the assets acquired and liabilities assumed of Multimedia Games as of the date of Merger and the acquisition of NEWave;

•	the estimated reserve for warranty expense associated with our check warranty receivables;
•	the valuation and recognition of share-based compensation;
•	the valuation allowance on our deferred income tax assets;
•	the estimated cash flows in assessing the recoverability of long-lived assets;
•

the estimates of future operating performance, weighted average cost of capital (“WACC”) and growth rates as well as other factors used in our annual goodwill and other intangible assets impairment evaluations;

•	the renewal assumptions used for customer contracts to estimate the useful lives of such assets; and
•	the judgments used to determine the stages of development and costs eligible for capitalization as internally developed software.

Earnings Applicable to Common Stock

Earnings Applicable to Common Stock

Basic earnings per share is calculated by dividing net income by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflect the effect of potential common stock resulting from assumed stock option exercises and vesting of restricted stock.

Share-Based Compensation

Share‑Based Compensation

Share-based payment awards result in a cost that is measured at fair value on the award’s grant date.

Our time-based stock options, including our cliff vesting time-based awards, expected to be exercised currently, and in future periods, were measured at fair value on the grant date using the Black Scholes model. Our restricted stock awards expected to be vested currently, and in future periods, were measured at fair value based on the stock price on the grant date. The compensation expense is recognized on a straight-line basis over the awards’ vesting periods.

Our market-based stock options will vest if our average stock price in any period of 30 consecutive trading days meets certain target prices during a four year period that commenced on the grant date of these options. If these target prices are not met during the four year period, the unvested shares underlying the options will terminate except if there is a change in control of the Company as defined in the 2014 Equity Incentive Plan, in which case, the unvested shares underlying such options shall become fully vested on the effective date of such change in control transaction. The options were measured at fair value on the grant date using a lattice-based valuation model based on the median time horizon from the date of grant for these options to the vesting date for those paths that achieved the target threshold(s). The compensation expense is recognized on a straight-line basis over the median vesting periods calculated under such valuation model.

Forfeitures are estimated at the grant date for our time-based and market-based awards, with such estimates updated periodically; and with actual forfeitures recognized currently to the extent they differ from the estimates. Unless otherwise provided by the administrator of our equity incentive plans, stock options granted under our plans generally expire ten years from the date of grant. The exercise price of stock options is generally the closing market price of our common stock on the date of the stock option grant.

Reclassification of Prior Year Balances

Reclassification of Prior Year Balances

Reclassifications were made to the prior-period financial statements to conform to the current period presentation. We classified our balance sheet for short-term and long-term assets and liabilities as a result of the Merger.

Recent Accounting Guidance

Recent Accounting Guidance

Recent Accounting Guidance Not Yet Adopted

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-03, which provides guidance to simplify the presentation of debt issuance costs.  These amendments require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.  The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this ASU. The pronouncement is effective for annual periods ending after December 15, 2015, and interim periods within those fiscal years, and early adoption is permitted for financial statements that have not been previously issued. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In January 2015, the FASB issued ASU No. 2015-01, which requires that an entity separately classify, present and disclose extraordinary events and transactions. The pronouncement is effective for annual periods ending after December 15, 2015. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In August 2014, the FASB issued ASU No. 2014-15, which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The pronouncement is effective for annual periods ending after December 15, 2016, and interim periods thereafter, and early adoption is permitted. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In June 2014, the FASB issued ASU No. 2014-12, which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant-date fair value of the award. The standard is effective for annual reporting periods beginning after December 15, 2015, with early adoption permitted. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In May 2014, the FASB issued ASU No. 2014-09, which creates FASB Accounting Standards Codification (“ASC”) Topic 606, “Revenue from Contracts with Customers” and supersedes ASC Topic 605, “Revenue Recognition”. The guidance replaces industry specific guidance and establishes a single five-step model to identify and recognize revenue. The core principle of the guidance is that an entity should recognize revenue upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. Additionally, the guidance requires the entity to disclose further quantitative and qualitative information regarding the nature and amount of revenues arising from contracts with customers, as well as other information about the significant judgments and estimates used in recognizing revenues from contracts with customers. This guidance is effective for interim and annual reporting periods beginning after December 15, 2016. Early application is not permitted. This guidance may be adopted retrospectively or under a modified retrospective method where the cumulative effect is recognized at the date of initial application. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within our Notes to the Condensed Consolidated Financial Statements.

Recent Accounting Guidance

Recent Accounting Guidance Not Yet Adopted

In July 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2015-11, which provides guidance on the measurement of inventory value.  The amendments require an entity to measure in scope inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method.                                                                          The amendments do not apply to inventory that is measured using last-in, first-out (LIFO) or the retail inventory method. The amendments apply to all other inventory, which includes inventory that is measured using first-in, first-out (FIFO) or average cost. The pronouncement is effective for annual periods beginning after December 15, 2016, and interim periods within those fiscal years, and early adoption is permitted. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-03, which provides guidance to simplify the presentation of debt issuance costs.  These amendments require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.  The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this ASU. The pronouncement is effective for annual periods beginning after December 15, 2015, and interim periods within those fiscal years, and early adoption is permitted for financial statements that have not been previously issued. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In January 2015, the FASB issued ASU No. 2015-01, which requires that an entity separately classify, present and disclose extraordinary events and transactions. The pronouncement is effective for annual periods ending after December 15, 2015. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In August 2014, the FASB issued ASU No. 2014-15, which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The pronouncement is effective for annual periods ending after December 15, 2016, and interim periods thereafter, and early adoption is permitted. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In June 2014, the FASB issued ASU No. 2014-12, which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant-date fair value of the award. The standard is effective for annual reporting periods beginning after December 15, 2015, with early adoption permitted. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In May 2014, the FASB issued ASU No. 2014-09, which creates FASB Accounting Standards Codification (“ASC”) Topic 606, “Revenue from Contracts with Customers” and supersedes ASC Topic 605, “Revenue Recognition”. The guidance replaces industry specific guidance and establishes a single five-step model to identify and recognize revenue. The core principle of the guidance is that an entity should recognize revenue upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. Additionally, the guidance requires the entity to disclose further quantitative and qualitative information regarding the nature and amount of revenues arising from contracts with customers, as well as other information about the significant judgments and estimates used in recognizing revenues from contracts with customers. This guidance is effective for interim and annual reporting periods beginning after December 15, 2016. Early application is not permitted. This guidance may be adopted retrospectively or under a modified retrospective method where the cumulative effect is recognized at the date of initial application. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within our Notes to the Condensed Consolidated Financial Statements

Recent Accounting Guidance

Recently Adopted Accounting Guidance

In November 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standard Update (“ASU”) No. 2014-17, which provides guidance on whether and at what threshold an acquired entity that is a business or nonprofit activity can apply pushdown accounting in its separate financial statements. The pronouncement was effective on November 18, 2014. There was no impact of the adoption of ASU No. 2014-17 as we do not apply push-down accounting to our acquired subsidiaries.

Recent Accounting Guidance Not Yet Adopted

In August 2014, the FASB issued ASU No. 2014-15, which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The pronouncement is effective for annual periods ending after December 15, 2016, and interim periods thereafter, and early adoption is permitted. We are currently evaluating the impact of adopting this guidance on our Consolidated Financial Statements and disclosures included within Notes to Consolidated Financial Statements.

In June 2014, the FASB issued ASU No. 2014-12, which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant-date fair value of the award. The standard is effective for annual reporting periods beginning after December 15, 2015, with early adoption permitted. We are currently evaluating the impact of adopting this guidance on our Consolidated Financial Statements and disclosures included within Notes to Consolidated Financial Statements.

In May 2014, the FASB issued ASU No. 2014-09, which creates FASB ASC Topic 606, “Revenue from Contracts with Customers” and supersedes ASC Topic 605, “Revenue Recognition”. The guidance replaces industry-specific guidance and establishes a single five-step model to identify and recognize revenue. The core principle of the guidance is that an entity should recognize revenue upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. Additionally, the guidance requires the entity to disclose further quantitative and qualitative information regarding the nature and amount of revenues arising from contracts with customers, as well as other information about the significant judgments and estimates used in recognizing revenues from contracts with customers. This guidance is effective for interim and annual reporting periods beginning after December 15, 2016. Early application is not permitted. This guidance may be adopted retrospectively or under a modified retrospective method where the cumulative effect is recognized at the date of initial application. We are currently evaluating the impact of adopting this guidance on our Consolidated Financial Statements and disclosures included within our Notes to Consolidated Financial Statements